Tema Luxury ETF
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 83.2%	Shares	Value
Automobiles - 14.8%
Bayerische Motoren Werke AG	807	$59,713
Ferrari NV	469	203,621
Harley-Davidson, Inc.	226	7,600
Mercedes-Benz Group AG	2,233	124,971
		395,905

Beverages - 3.8%
Brown-Forman Corp. - Class B	330	13,886
Davide Campari-Milano NV	1,054	6,324
Pernod Ricard SA	546	61,103
Remy Cointreau SA	69	4,255
Treasury Wine Estates Ltd.	2,261	16,709
		102,277

Hotels, Restaurants & Leisure - 20.0%
Carnival Corp. (a)	2,751	69,958
Galaxy Entertainment Group Ltd.	4,000	17,763
Hilton Worldwide Holdings, Inc.	456	115,569
Hyatt Hotels Corp. - Class A	82	12,951
InterContinental Hotels Group PLC	311	38,781
Las Vegas Sands Corp.	1,009	53,538
Marriott International, Inc. - Class A	440	127,200
MGM Resorts International (a)	463	17,751
Norwegian Cruise Line Holdings Ltd. (a)	1,181	31,757
Sands China Ltd. (a)	6,000	15,301
Vail Resorts, Inc.	70	12,547
Wynn Resorts Ltd.	258	24,350
		537,466

Household Durables - 1.8%
Toll Brothers, Inc.	288	47,569

Offices of Other Holding Companies - 1.4%
Viking Holdings Ltd. (Ordinary Shares) (a)	817	37,949

Personal Care Products - 4.2%
Interparfums, Inc.	49	6,745
L'Oreal SA	248	86,131
Shiseido Co. Ltd.	1,100	20,994
		113,870

Specialty Retail - 2.9%
Chow Tai Fook Jewellery Group Ltd.	8,692	7,966
RH (a)	41	15,791
Signet Jewelers Ltd.	123	12,324
Williams-Sonoma, Inc.	235	40,425
		76,506

Textiles, Apparel & Luxury Goods - 34.3%(b)
Brunello Cucinelli SpA	844	83,615
Capri Holdings Ltd. (a)	321	7,515
Christian Dior SE	13	7,576
Cie Financiere Richemont SA	1,485	206,833
Ermenegildo Zegna NV	2,658	21,503
Hermes International SCA	98	213,854
HUGO BOSS AG	167	5,660
Kering SA	423	98,676
LVMH Moet Hennessy Louis Vuitton SE	257	160,913
Moncler SpA	759	37,176
PRADA SpA	6,138	42,051
PVH Corp.	105	11,379
Ralph Lauren Corp.	106	24,528
		921,279
TOTAL COMMON STOCKS (Cost $2,378,888)		2,232,821

PREFERRED STOCKS - 0.8%	Shares	Value
Automobiles - 0.8%
Dr Ing hc F Porsche AG (c)	334	20,853
TOTAL PREFERRED STOCKS (Cost $41,537)		20,853

SHORT-TERM INVESTMENTS - 15.5%	Shares	Value
Money Market Funds - 15.5%
First American Treasury Obligations Fund - Class X, 4.55% (d)	417,219	417,219
TOTAL SHORT-TERM INVESTMENTS (Cost $417,219)		417,219

TOTAL INVESTMENTS - 99.5% (Cost $2,837,644)		2,670,893
Other Assets in Excess of Liabilities - 0.5%		12,907
TOTAL NET ASSETS - 100.0%		$2,683,800
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae
SpA - Societa per Azioni

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $20,853 or 0.8% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Tema ETF Trust
Tema Luxury ETF
Notes to Quarterly Schedule of Investments
November 30, 2024 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,232,821	$–	$–	$2,232,821
Preferred Stocks	20,853	–	–	20,853
Money Market Funds	417,219	–	–	417,219
Total Investments	$2,670,893	$–	$–	$2,670,893

Refer to the Schedule of Investments for further disaggregation of investment categories.

Tema Luxury ETF invested, as a percentage of net assets, in the following countries and sectors as of November 30, 2024 (Unaudited):

Allocation of Portfolio Holdings by Country as of November 30, 2024
(% of Net Assets)
United States	$1,063,087	39.5%
France	632,508	23.7
Italy	394,290	14.6
Germany	211,197	7.9
Switzerland	206,833	7.7
United Kingdom	46,296	1.7
Bermuda	37,949	1.4
Hong Kong	25,729	1.0
Japan	20,994	0.8
Australia	16,709	0.6
Macao	15,301	0.6
Other Assets in Excess of Liabilities	12,907	0.5
	$2,683,800	100.0%

Sector Classification as of November 30, 2024
(% of Net Assets)
Consumer Discretionary	$1,999,578	74.6%
Consumer Staples	216,147	8.0
Other	37,949	1.4
Money Market Funds	417,219	15.5
Other Assets in Excess of Liabilities	12,907	0.5
	$2,683,800	100.0%